Assets Classified as Held for Sale - Assets held for sale (Details) $ in Thousands	Dec. 31, 2024 CAD ($)
Assets Classified as Held for Sale
Total Assets	$ 88,500
Total Liabilities	(18,107)
Net	$ 70,393